T. ROWE PRICE Institutional High Yield Fund
August 31, 2025 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  0.1%
Other Asset-Backed
Securities  0.1%
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 1,923 2,013
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 149 168
Total Asset-Backed Securities
(Cost $2,213) 2,181
BANK LOANS  4.8% (2)
Broadcasting  0.3%
E.W. Scripps, FRN, 1M TSFR +
3.35%, 7.615%, 11/30/29 (3) 2,144 2,063
Nielsen Holdings, FRN, 3M TSFR +
9.75%, 14.179%, 10/11/29 (4) 1,386 1,365
Townsquare Media, FRN, 3M TSFR
+ 5.00%, 9.195%, 2/19/30 (5) 2,539 2,260
5,688
Cable Operators  0.7%
CSC Holdings, FRN, 1M TSFR +
4.50%, 8.65%, 1/18/28  5,445 5,423
CSC Holdings, FRN, 3M USD PRIME
+ 1.50%, 9.00%, 4/15/27  2,755 2,690
Radiate Holdco, FRN, 1M TSFR +
3.50%, 9.43%, 9/25/29 (1.50% PIK
and 1M TSFR + 3.50% Cash) (6) 4,099 3,334
11,447
Chemicals  0.2%
Vibrantz Technologies, FRN, 3M
TSFR + 4.25%, 8.728%, 4/23/29  3,305 2,612
2,612
Financial  0.4%
CRC Insurance Group, FRN, 3M
TSFR + 4.75%, 9.046%, 5/6/32  6,109 6,231
Edelman Financial Engines Center,
FRN, 1M TSFR + 5.25%, 9.566%,
10/6/28  810 810
7,041
Information Technology  1.1%
Central Parent, FRN, 3M TSFR +
3.25%, 7.546%, 7/6/29  1,676 1,398
Ellucian Holdings, FRN, 1M TSFR +
4.75%, 9.066%, 11/22/32  5,831 5,992
Project Alpha Intermediate Holding,
FRN, 3M TSFR + 5.00%, 9.296%,
5/9/33  5,165 5,142
X, 9.50%, 10/26/29  6,520 6,405
18,937
Other Telecommunications  0.1%
Zayo Group Holdings, FRN, 1M
TSFR + 3.00%, 7.43%, 3/9/27  1,825 1,761
1,761
Par/Shares $ Value
(Amounts in 000s)
‡
Services  0.4%
Ascend Learning, FRN, 1M TSFR +
5.75%, 10.166%, 12/10/29  4,594 4,590
Hertz, Term B, FRN, 3M TSFR +
3.50%, 8.07%, 6/30/28  2,458 2,095
Hertz, Term C, FRN, 3M TSFR +
3.50%, 8.07%, 6/30/28  482 411
7,096
Wireless Communications  1.6%
Asurion, FRN, 1M TSFR + 5.25%,
9.68%, 1/31/28  21,349 20,742
Asurion, FRN, 1M TSFR + 5.25%,
9.68%, 1/20/29  7,184 6,806
27,548
Total Bank Loans (Cost $83,947) 82,130
COMMON STOCKS  0.2%
Gaming  0.0%
New Cotai Participation, Class B (1)
(4)(5) — —
—
Hospital Supplies/Hospital
Management  0.1%
Bausch + Lomb (4)(7) 148 2,166
2,166
Metals & Mining  0.1%
Constellium (4) 74 1,069
1,069
Total Common Stocks (Cost
$3,710) 3,235
CONVERTIBLE BONDS  0.3%
Automotive  0.1%
Rivian Automotive, 4.625%, 3/15/29  1,745 1,742
1,742
Information Technology  0.2%
Snap, 0.125%, 3/1/28  2,985 2,631
2,631
Total Convertible Bonds (Cost
$4,357) 4,373
CONVERTIBLE PREFERRED STOCKS  0.6%
Aerospace & Defense  0.2%
Boeing, 6.00%, 10/15/27 (7) 52 3,879
3,879
Financial  0.2%
Ares Management, Series B, 6.75%,
10/1/27  43 2,334
2,334

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Forest Products  0.0%
Smurfit-Stone Container, Series A,
EC, 7.00%, 2/15/27, Cost $3 (4)(5)(8) 8 —
—
Insurance  0.2%
Acrisure, Series A-2, Acquisition
Date: 5/20/25, Cost $4,000 (4)(5)(8) 166 4,000
4,000
Total Convertible Preferred Stocks
(Cost $8,564) 10,213
CORPORATE BONDS  89.9%
Aerospace & Defense  2.3%
CACI International, 6.375%,
6/15/33 (1) 2,340 2,410
TransDigm, 6.00%, 1/15/33 (1) 2,635 2,665
TransDigm, 6.25%, 1/31/34 (1)(7) 1,565 1,602
TransDigm, 6.375%, 5/31/33 (1) 4,095 4,146
TransDigm, 6.625%, 3/1/32 (1) 5,995 6,167
TransDigm, 6.75%, 1/31/34 (1) 5,120 5,274
TransDigm, 6.875%, 12/15/30 (1) 11,445 11,874
TransDigm, 7.125%, 12/1/31 (1) 4,674 4,867
39,005
Airlines  0.5%
American Airlines Group, 10.75%,
2/15/26, (10.75% Cash or 11.5%
PIK) (1)(6) 2,000 2,004
American Airlines Group, 10.75%,
2/15/26, (10.75% Cash or 12%
PIK) (1)(6) 400 401
United Airlines, 4.625%, 4/15/29 (1) 6,555 6,429
8,834
Automotive  3.2%
Adient Global Holdings, 8.25%,
4/15/31 (1)(7) 5,855 6,161
Advance Auto Parts, 7.00%,
8/1/30 (1) 3,845 3,942
Advance Auto Parts, 7.375%,
8/1/33 (1) 3,465 3,551
Belron U.K. Finance, 5.75%,
10/15/29 (1) 2,130 2,151
Benteler International, 7.25%,
6/15/31 (EUR) (1) 815 1,023
Dana Financing Luxembourg, 8.50%,
7/15/31 (EUR) (1) 3,279 4,148
Dana Financing Luxembourg, 8.50%,
7/15/31 (EUR)  770 974
Mavis Tire Express Services Topco,
6.50%, 5/15/29 (1) 2,615 2,595
Nissan Motor, 4.81%, 9/17/30 (1) 1,750 1,626
Nissan Motor, 7.50%, 7/17/30 (1) 1,675 1,751
Nissan Motor, 7.75%, 7/17/32 (1) 1,675 1,754
Nissan Motor, 8.125%, 7/17/35 (1) 3,315 3,504
Nissan Motor Acceptance, 7.05%,
9/15/28 (1) 1,550 1,606
Par/Shares $ Value
(Amounts in 000s)
‡
Rivian Holdings, 10.00%, 1/15/31 (1) 13,940 13,138
Wand NewCo 3, 7.625%, 1/30/32 (1) 5,260 5,543
53,467
Beverages  0.1%
Primo Water Holdings, 6.25%,
4/1/29 (1) 2,005 2,015
2,015
Broadcasting  4.5%
Clear Channel Outdoor Holdings,
7.125%, 2/15/31 (1) 2,215 2,243
Clear Channel Outdoor Holdings,
7.50%, 6/1/29 (1)(7) 1,850 1,734
Clear Channel Outdoor Holdings,
7.50%, 3/15/33 (1) 2,210 2,246
Clear Channel Outdoor Holdings,
7.75%, 4/15/28 (1)(7) 6,255 6,067
Clear Channel Outdoor Holdings,
7.875%, 4/1/30 (1) 2,700 2,801
CMG Media, 8.875%, 6/18/29 (1) 5,135 4,769
E.W. Scripps, 9.875%, 8/15/30 (1) 2,540 2,381
Gray Media, 5.375%, 11/15/31 (1)(7) 2,736 2,011
Gray Media, 9.625%, 7/15/32 (1) 4,175 4,185
Lamar Media, 4.00%, 2/15/30  463 440
Lamar Media, 4.875%, 1/15/29  4,212 4,149
Neptune Bidco U.S., 9.29%,
4/15/29 (1) 7,889 7,830
Outfront Media Capital, 7.375%,
2/15/31 (1) 1,170 1,229
Scripps Escrow II, 3.875%,
1/15/29 (1)(7) 1,089 964
Sirius XM Radio, 4.00%, 7/15/28 (1) 7,400 7,123
Stagwell Global, 5.625%, 8/15/29 (1) 9,095 8,754
Univision Communications, 8.50%,
7/31/31 (1) 8,035 8,256
Univision Communications, 9.375%,
8/1/32 (1) 4,390 4,620
Warnermedia Holdings, 4.279%,
3/15/32 (7) 2,925 2,512
Warnermedia Holdings, 5.05%,
3/15/42  2,435 1,631
75,945
Building & Real Estate  1.0%
Cushman & Wakefield U.S. Borrower,
6.75%, 5/15/28 (1) 4,415 4,459
Howard Hughes, 4.125%, 2/1/29 (1) 4,335 4,135
Howard Hughes, 4.375%, 2/1/31 (1) 2,325 2,159
Howard Hughes, 5.375%, 8/1/28 (1) 3,705 3,687
Miller Homes Group Finco, 7.00%,
5/15/29 (GBP) (1) 1,135 1,537
Miller Homes Group Finco, 7.00%,
5/15/29 (GBP)  1,005 1,361
17,338
Building Products  2.1%
Advanced Drainage Systems,
6.375%, 6/15/30 (1) 3,765 3,840
Builders FirstSource, 6.375%,
6/15/32 (1) 1,581 1,632

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Builders FirstSource, 6.375%,
3/1/34 (1) 2,570 2,644
Builders FirstSource, 6.75%,
5/15/35 (1) 1,710 1,780
CP Atlas Buyer, 9.75%, 7/15/30 (1) 815 840
Miter Brands Acquisition Holdco,
6.75%, 4/1/32 (1) 4,275 4,409
New Enterprise Stone & Lime,
5.25%, 7/15/28 (1) 3,790 3,743
Quikrete Holdings, 6.375%,
3/1/32 (1) 8,280 8,508
Quikrete Holdings, 6.75%, 3/1/33 (1) 8,196 8,473
35,869
Cable Operators  5.9%
C&W Senior Finance, 9.00%,
1/15/33 (1) 2,780 2,922
CCO Holdings, 4.50%, 6/1/33 (1) 9,180 8,182
CCO Holdings, 4.75%, 2/1/32 (1)(7) 3,095 2,871
CCO Holdings, 6.375%, 9/1/29 (1) 6,713 6,805
CCO Holdings, 7.375%, 3/1/31 (1) 10,045 10,409
Charter Communications Operating,
6.484%, 10/23/45  9,055 8,784
CSC Holdings, 6.50%, 2/1/29 (1) 3,810 2,981
CSC Holdings, 7.50%, 4/1/28 (1) 4,730 3,808
CSC Holdings, 11.25%, 5/15/28 (1)
(7) 2,450 2,444
CSC Holdings, 11.75%, 1/31/29 (1) 6,070 5,554
Directv Financing, 5.875%,
8/15/27 (1) 740 736
Directv Financing, 10.00%,
2/15/31 (1) 4,395 4,362
DISH DBS, 5.25%, 12/1/26 (1) 5,255 5,097
DISH DBS, 5.75%, 12/1/28 (1) 6,827 6,417
DISH DBS, 7.375%, 7/1/28  1,580 1,426
DISH DBS, 7.75%, 7/1/26  672 654
DISH Network, 11.75%, 11/15/27 (1) 2,765 2,917
EchoStar, 10.75%, 11/30/29  7,290 7,846
Midcontinent Communications,
8.00%, 8/15/32 (1)(7) 3,480 3,628
Sable International Finance, 7.125%,
10/15/32 (1) 5,200 5,293
Vmed O2 U.K. Financing I, 4.75%,
7/15/31 (1) 7,845 7,328
100,464
Chemicals  3.1%
Avient, 6.25%, 11/1/31 (1) 1,755 1,786
Avient, 7.125%, 8/1/30 (1) 6,193 6,394
Axalta Coating Systems Dutch
Holding B, 7.25%, 2/15/31 (1) 1,925 2,024
Celanese U.S. Holdings, 7.05%,
11/15/30  1,560 1,617
Celanese U.S. Holdings, 7.20%,
11/15/33  10,135 10,502
CVR Partners, 6.125%, 6/15/28 (1) 7,854 7,825
GPD, 12.50%, 12/31/29 (1) 1,814 1,505
Methanex, 5.25%, 12/15/29  1,585 1,571
Methanex, 5.65%, 12/1/44  1,310 1,087
Par/Shares $ Value
(Amounts in 000s)
‡
Methanex U.S. Operations, 6.25%,
3/15/32 (1) 2,000 2,018
Qnity Electronics, 5.75%, 8/15/32 (1) 2,840 2,886
Qnity Electronics, 6.25%, 8/15/33 (1) 1,220 1,255
Windsor Holdings III, 8.50%,
6/15/30 (1) 6,250 6,625
WR Grace Holdings, 5.625%,
8/15/29 (1) 3,665 3,413
WR Grace Holdings, 7.375%,
3/1/31 (1) 1,711 1,741
52,249
Consumer Products  0.6%
Kontoor Brands, 4.125%,
11/15/29 (1) 2,175 2,047
Newell Brands, 6.375%, 5/15/30  2,705 2,668
Newell Brands, 8.50%, 6/1/28 (1) 3,819 4,034
Under Armour, 7.25%, 7/15/30 (1) 1,650 1,648
10,397
Container  0.6%
Ball, 6.875%, 3/15/28  3,280 3,338
Graham Packaging, 7.125%,
8/15/28 (1) 570 569
Sealed Air, 5.00%, 4/15/29 (1) 1,535 1,520
Sealed Air, 6.125%, 2/1/28 (1) 1,740 1,764
Trident TPI Holdings, 12.75%,
12/31/28 (1) 1,605 1,719
Trivium Packaging Finance, 8.25%,
7/15/30 (1) 1,295 1,371
10,281
Energy  11.3%
Aethon United BR, 7.50%,
10/1/29 (1) 4,068 4,241
AmeriGas Partners, 9.375%,
6/1/28 (1) 2,472 2,537
AmeriGas Partners, 9.50%,
6/1/30 (1) 2,295 2,398
Civitas Resources, 8.375%,
7/1/28 (1) 1,625 1,684
Civitas Resources, 8.625%,
11/1/30 (1) 4,590 4,762
Civitas Resources, 8.75%, 7/1/31 (1) 2,400 2,466
Civitas Resources, 9.625%,
6/15/33 (1) 3,280 3,460
Comstock Resources, 5.875%,
1/15/30 (1) 3,400 3,179
Comstock Resources, 6.75%,
3/1/29 (1) 5,910 5,814
Crescent Energy Finance, 7.375%,
1/15/33 (1) 8,763 8,533
Crescent Energy Finance, 7.625%,
4/1/32 (1) 6,890 6,856
Crescent Energy Finance, 9.25%,
2/15/28 (1) 2,241 2,331
Gulfport Energy Operating, 6.75%,
9/1/29 (1) 2,955 3,014
Hilcorp Energy I, 6.00%, 2/1/31 (1) 2,505 2,411
Hilcorp Energy I, 6.25%, 4/15/32 (1) 2,596 2,486
Hilcorp Energy I, 7.25%, 2/15/35 (1) 7,690 7,517

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Hilcorp Energy I, 8.375%, 11/1/33 (1) 6,365 6,643
Kinetik Holdings, 5.875%, 6/15/30 (1) 8,395 8,447
Magnolia Oil & Gas Operating,
6.875%, 12/1/32 (1) 3,505 3,597
Matador Resources, 6.50%,
4/15/32 (1) 2,330 2,365
NGL Energy Operating, 8.125%,
2/15/29 (1) 1,895 1,930
NGL Energy Operating, 8.375%,
2/15/32 (1) 7,755 7,881
Permian Resources Operating,
6.25%, 2/1/33 (1) 3,040 3,086
Permian Resources Operating,
7.00%, 1/15/32 (1) 3,080 3,188
Permian Resources Operating,
9.875%, 7/15/31 (1) 1,993 2,167
Prairie Acquiror, 9.00%, 8/1/29 (1) 1,820 1,890
Range Resources, 4.75%,
2/15/30 (1) 1,710 1,667
Range Resources, 8.25%, 1/15/29  1,480 1,513
Seadrill Finance, 8.375%, 8/1/30 (1) 5,117 5,290
South Bow Canadian Infrastructure
Holdings, VR, 7.50%, 3/1/55 (9) 3,225 3,386
South Bow Canadian Infrastructure
Holdings, VR, 7.625%, 3/1/55 (9) 420 438
Sunoco, 7.00%, 5/1/29 (1) 1,585 1,644
Sunoco, 7.25%, 5/1/32 (1) 5,788 6,114
Tallgrass Energy Partners, 6.00%,
12/31/30 (1) 4,205 4,131
Tallgrass Energy Partners, 6.00%,
9/1/31 (1) 4,065 3,979
Tallgrass Energy Partners, 7.375%,
2/15/29 (1) 3,440 3,526
Transocean, 6.80%, 3/15/38  1,010 792
Transocean, 8.25%, 5/15/29 (1) 1,420 1,374
Transocean, 8.50%, 5/15/31 (1) 3,370 3,151
Transocean, 8.75%, 2/15/30 (1) 7,001 7,394
Transocean Aquila, 8.00%,
9/30/28 (1) 1,374 1,407
Valaris, 8.375%, 4/30/30 (1) 2,410 2,494
Venture Global LNG, 9.50%,
2/1/29 (1) 3,935 4,324
Venture Global LNG, VR, 9.00% (1)
(9)(10) 14,100 13,977
Venture Global Plaquemines LNG,
6.50%, 1/15/34 (1) 5,810 6,042
Venture Global Plaquemines LNG,
6.75%, 1/15/36 (1) 5,530 5,779
Venture Global Plaquemines LNG,
7.50%, 5/1/33 (1) 1,420 1,557
Venture Global Plaquemines LNG,
7.75%, 5/1/35 (1) 3,680 4,099
Vermilion Energy, 6.875%, 5/1/30 (1) 3,550 3,395
192,356
Entertainment & Leisure  3.3%
Carnival, 6.00%, 5/1/29 (1) 290 294
Carnival, 6.125%, 2/15/33 (1) 3,260 3,337
Churchill Downs, 5.75%, 4/1/30 (1) 4,830 4,818
Par/Shares $ Value
(Amounts in 000s)
‡
Cinemark USA, 5.25%, 7/15/28 (1) 3,440 3,418
Cinemark USA, 7.00%, 8/1/32 (1) 5,160 5,334
Motion Finco, 8.375%, 2/15/32 (1) 3,845 3,369
NCL, 6.75%, 2/1/32 (1) 3,535 3,641
NCL, 7.75%, 2/15/29 (1) 5,005 5,336
NCL, 8.125%, 1/15/29 (1) 1,474 1,548
NCL Finance, 6.125%, 3/15/28 (1) 1,355 1,374
Royal Caribbean Cruises, 6.00%,
2/1/33 (1) 5,185 5,315
SeaWorld Parks & Entertainment,
5.25%, 8/15/29 (1) 6,275 6,157
Six Flags Entertainment, 5.25%,
7/15/29 (7) 3,611 3,485
Six Flags Entertainment, 7.25%,
5/15/31 (1) 7,940 7,980
55,406
Financial  11.3%
Acrisure, 7.50%, 11/6/30 (1) 5,970 6,179
Acrisure, 8.25%, 2/1/29 (1) 3,530 3,671
Acrisure, 8.50%, 6/15/29 (1) 4,305 4,520
Alliant Holdings Intermediate,
5.875%, 11/1/29 (1) 2,115 2,081
Alliant Holdings Intermediate, 6.75%,
10/15/27 (1) 7,545 7,536
Alliant Holdings Intermediate, 7.00%,
1/15/31 (1) 10,078 10,418
Alliant Holdings Intermediate,
7.375%, 10/1/32 (1)(7) 4,340 4,470
Apollo Commercial Real Estate
Finance, 4.625%, 6/15/29 (1)(7) 3,845 3,691
Blackstone Mortgage Trust, 7.75%,
12/1/29 (1) 1,030 1,094
Cobra AcquisitionCo, 6.375%,
11/1/29 (1) 3,525 3,058
Cobra AcquisitionCo, 12.25%,
11/1/29 (1) 1,910 1,970
Focus Financial Partners, 6.75%,
9/15/31 (1) 2,558 2,635
HUB International, 5.625%,
12/1/29 (1) 5,380 5,387
HUB International, 7.25%, 6/15/30 (1) 12,760 13,334
HUB International, 7.375%,
1/31/32 (1) 6,125 6,416
Jane Street Group, 6.125%,
11/1/32 (1) 7,515 7,524
Jane Street Group, 6.75%, 5/1/33 (1) 5,890 6,081
Jane Street Group, 7.125%,
4/30/31 (1) 5,731 5,967
Jerrold Finco, 7.50%, 6/15/31
(GBP) (1) 1,200 1,667
Jones Deslauriers Insurance
Management, 8.50%, 3/15/30 (1) 4,600 4,853
Jones Deslauriers Insurance
Management, 10.50%, 12/15/30 (1) 2,070 2,197
Midcap Financial Issuer Trust,
5.625%, 1/15/30 (1) 3,145 2,984
Midcap Financial Issuer Trust,
6.50%, 5/1/28 (1) 8,720 8,655

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Navient, 5.625%, 8/1/33  8,702 7,962
Navient, 7.875%, 6/15/32 (7) 3,275 3,431
Navient, 9.375%, 7/25/30  7,525 8,221
Navient, 11.50%, 3/15/31  3,930 4,451
OneMain Finance, 6.125%, 5/15/30  3,335 3,377
OneMain Finance, 7.125%, 11/15/31  2,580 2,667
OneMain Finance, 7.50%, 5/15/31  3,565 3,725
Panther Escrow Issuer, 7.125%,
6/1/31 (1) 8,370 8,653
PennyMac Financial Services,
6.875%, 2/15/33 (1) 2,418 2,463
PennyMac Financial Services,
7.125%, 11/15/30 (1) 4,230 4,378
PennyMac Financial Services,
7.875%, 12/15/29 (1) 3,752 3,972
PROG Holdings, 6.00%, 11/15/29 (1) 5,195 5,059
Rocket, 6.125%, 8/1/30 (1) 2,280 2,346
Rocket, 6.375%, 8/1/33 (1) 2,365 2,454
Ryan Specialty, 4.375%, 2/1/30 (1) 1,445 1,394
Ryan Specialty, 5.875%, 8/1/32 (1) 1,615 1,631
United Wholesale Mortgage, 5.50%,
4/15/29 (1) 2,040 1,999
USI, 7.50%, 1/15/32 (1) 2,980 3,151
UWM Holdings, 6.625%, 2/1/30 (1) 3,495 3,552
191,274
Food  0.9%
B&G Foods, 8.00%, 9/15/28 (1) 1,435 1,408
Chobani, 7.625%, 7/1/29 (1) 3,260 3,399
Chobani Holdco II, 8.75%, 10/1/29,
(8.75% Cash or 9.5% PIK) (1)(6) 2,018 2,172
Darling Ingredients, 6.00%,
6/15/30 (1) 4,070 4,106
Post Holdings, 6.25%, 2/15/32 (1) 2,020 2,076
TreeHouse Foods, 4.00%, 9/1/28 (7) 1,815 1,683
14,844
Forest Products  0.3%
Cascades, 5.375%, 1/15/28 (1) 2,645 2,582
Graphic Packaging International,
3.75%, 2/1/30 (1) 2,330 2,193
4,775
Gaming  2.6%
Caesars Entertainment, 6.50%,
2/15/32 (1) 2,285 2,336
Caesars Entertainment, 7.00%,
2/15/30 (1) 3,185 3,293
Churchill Downs, 6.75%, 5/1/31 (1) 4,290 4,408
Cirsa Finance International, 6.50%,
3/15/29 (EUR)  775 943
Cirsa Finance International,
10.375%, 11/30/27 (EUR) (1) 545 663
Light & Wonder International, 7.00%,
5/15/28 (1) 2,745 2,738
Light & Wonder International, 7.25%,
11/15/29 (1) 9,045 9,271
Light & Wonder International, 7.50%,
9/1/31 (1) 1,555 1,617
Par/Shares $ Value
(Amounts in 000s)
‡
MGM Growth Properties Operating
Partnership, 3.875%, 2/15/29 (1) 3,700 3,614
Midwest Gaming Borrower, 4.875%,
5/1/29 (1) 3,130 3,028
Ontario Gaming GTA, 8.00%,
8/1/30 (1) 1,675 1,681
Playtika Holding, 4.25%, 3/15/29 (1) 2,905 2,655
Scientific Games Holdings, 6.625%,
3/1/30 (1) 3,390 3,246
Voyager Parent, 9.25%, 7/1/32 (1) 4,870 5,114
44,607
Health Care  8.3%
1261229 B.C., 10.00%, 4/15/32 (1) 9,860 10,230
Amneal Pharmaceuticals, 6.875%,
8/1/32 (1) 1,260 1,296
AthenaHealth Group, 6.50%,
2/15/30 (1)(7) 7,740 7,575
Bausch + Lomb, 8.375%, 10/1/28 (1) 3,105 3,233
CHS, 5.25%, 5/15/30 (1) 2,125 1,896
CHS, 6.125%, 4/1/30 (1) 2,760 1,973
CHS, 10.875%, 1/15/32 (1) 5,975 6,304
Concentra Health Services, 6.875%,
7/15/32 (1) 1,690 1,749
DaVita, 6.875%, 9/1/32 (1) 5,140 5,307
IQVIA, 6.25%, 6/1/32 (1) 4,930 5,072
LifePoint Health, 5.375%, 1/15/29 (1)
(7) 3,376 3,199
LifePoint Health, 9.875%, 8/15/30 (1) 2,377 2,567
LifePoint Health, 10.00%, 6/1/32 (1)
(7) 6,444 6,637
LifePoint Health, 11.00%,
10/15/30 (1) 10,880 11,968
Medline Borrower, 5.25%, 10/1/29 (1) 10,990 10,880
Medline Borrower, 6.25%, 4/1/29 (1) 9,050 9,287
Molina Healthcare, 3.875%,
5/15/32 (1) 1,975 1,763
Molina Healthcare, 4.375%,
6/15/28 (1)(7) 3,365 3,272
Molina Healthcare, 6.25%,
1/15/33 (1) 1,745 1,754
MPT Operating Partnership, 5.00%,
10/15/27 (7) 1,860 1,758
MPT Operating Partnership, 8.50%,
2/15/32 (1) 2,815 2,949
Opal Bidco, 6.50%, 3/31/32 (1) 6,210 6,319
Organon, 5.125%, 4/30/31 (1)(7) 3,850 3,292
Star Parent, 9.00%, 10/1/30 (1) 3,317 3,512
Tenet Healthcare, 4.375%, 1/15/30  4,480 4,346
Tenet Healthcare, 6.125%, 10/1/28  9,385 9,385
Tenet Healthcare, 6.125%, 6/15/30  6,325 6,412
Tenet Healthcare, 6.75%, 5/15/31  2,515 2,609
Tenet Healthcare, 6.875%, 11/15/31  1,195 1,280
Teva Pharmaceutical Finance
Netherlands III, 7.875%, 9/15/29  2,430 2,646
140,470

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Health Care Services  0.1%
Perrigo Finance Unlimited, 6.125%,
9/30/32  1,605 1,611
1,611
Information Technology  6.0%
Capstone Borrower, 8.00%,
6/15/30 (1) 4,840 5,046
Carvana, 9.00%, 6/1/30, (11.00%
Cash or 13.00% PIK until 8/15/25
then 9.00% Cash to maturity) (1)(6) 1,718 1,795
Carvana, 9.00%, 6/1/31, (14.00%
PIK until 8/15/25 then 9.00% Cash to
maturity) (1)(6) 10,858 12,252
Cloud Software Group, 8.25%,
6/30/32 (1) 4,185 4,478
Cloud Software Group, 9.00%,
9/30/29 (1) 22,050 22,904
Dye & Durham, 8.625%, 4/15/29 (1) 3,929 4,106
Entegris, 5.95%, 6/15/30 (1) 8,170 8,262
Gen Digital, 7.125%, 9/30/30 (1) 4,845 4,984
Match Group Holdings II, 3.625%,
10/1/31 (1) 3,100 2,794
Match Group Holdings II, 4.125%,
8/1/30 (1) 5,690 5,341
Match Group Holdings II, 4.625%,
6/1/28 (1) 1,885 1,852
Match Group Holdings II, 5.625%,
2/15/29 (1) 970 968
Match Group Holdings II, 6.125%,
9/15/33 (1) 3,635 3,667
McAfee, 7.375%, 2/15/30 (1)(7) 9,920 9,151
ROBLOX, 3.875%, 5/1/30 (1) 2,740 2,599
SS&C Technologies, 6.50%,
6/1/32 (1) 2,265 2,350
Twilio, 3.625%, 3/15/29  1,650 1,569
Twilio, 3.875%, 3/15/31 (7) 2,945 2,754
Wolfspeed, 12.875%, 6/23/30 (1)(4) 3,910 4,146
101,018
Lodging  1.2%
Hilton Domestic Operating, 4.00%,
5/1/31 (1) 3,890 3,652
Hilton Domestic Operating, 5.875%,
3/15/33 (1)(7) 2,345 2,392
Hilton Domestic Operating, 6.125%,
4/1/32 (1) 1,855 1,901
Park Intermediate Holdings, 4.875%,
5/15/29 (1) 2,350 2,285
Park Intermediate Holdings, 5.875%,
10/1/28 (1) 1,850 1,848
Park Intermediate Holdings, 7.00%,
2/1/30 (1) 1,250 1,288
RHP Hotel Properties, 4.50%,
2/15/29 (1) 3,775 3,690
RHP Hotel Properties, 6.50%,
6/15/33 (1) 2,400 2,475
RHP Hotel Properties, 7.25%,
7/15/28 (1) 465 478
20,009
Par/Shares $ Value
(Amounts in 000s)
‡
Manufacturing  1.6%
Arcosa, 6.875%, 8/15/32 (1) 1,245 1,295
Enpro, 6.125%, 6/1/33 (1) 2,465 2,517
Madison IAQ, 4.125%, 6/30/28 (1) 4,715 4,585
Madison IAQ, 5.875%, 6/30/29 (1)(7) 4,405 4,339
Mueller Water Products, 4.00%,
6/15/29 (1) 4,755 4,565
Sensata Technologies, 4.00%,
4/15/29 (1) 4,485 4,289
Sensata Technologies, 5.875%,
9/1/30 (1) 3,655 3,671
Stevens Holding, 6.125%, 10/1/26 (1) 1,670 1,662
26,923
Metals & Mining  1.8%
Arsenal AIC Parent, 8.00%,
10/1/30 (1) 5,050 5,347
Arsenal AIC Parent, 11.50%,
10/1/31 (1) 3,185 3,543
ATI, 7.25%, 8/15/30  1,450 1,523
Carpenter Technology, 7.625%,
3/15/30  747 769
Champion Iron Canada, 7.875%,
7/15/32 (1) 1,635 1,702
Cleveland-Cliffs, 7.375%, 5/1/33 (1) 2,745 2,718
Cleveland-Cliffs, 7.50%, 9/15/31 (1) 2,675 2,705
Constellium, 6.375%, 8/15/32 (1) 1,765 1,803
Hecla Mining, 7.25%, 2/15/28  3,997 4,047
Hudbay Minerals, 6.125%, 4/1/29 (1) 3,365 3,390
Mineral Resources, 8.125%,
5/1/27 (1) 1,645 1,647
Novelis, 4.75%, 1/30/30 (1) 1,830 1,759
30,953
Other Telecommunications  2.3%
Cogent Communications Group,
7.00%, 6/15/27 (1) 2,520 2,498
Frontier Communications Holdings,
6.00%, 1/15/30 (1) 4,705 4,746
Frontier Communications Holdings,
8.75%, 5/15/30 (1) 3,260 3,407
Level 3 Financing, 4.00%, 4/15/31 (1) 5,525 4,614
Level 3 Financing, 6.875%,
6/30/33 (1) 4,830 4,866
Level 3 Financing, 7.00%, 3/31/34 (1) 9,230 9,253
Level 3 Financing, 10.00%,
10/15/32 (1) 4,291 4,285
Level 3 Financing, 10.75%,
12/15/30 (1) 2,127 2,395
Maya, 8.50%, 4/15/31 (1) 795 854
Zayo Group Holdings, 4.00%,
3/1/27 (1) 1,840 1,780
38,698
Real Estate Investment Trust
Securities  1.4%
Global Net Lease, 4.50%, 9/30/28 (1) 5,930 5,767
Service Properties Trust, 8.625%,
11/15/31 (1) 9,640 10,243

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Service Properties Trust, 8.875%,
6/15/32 (7) 7,545 7,771
23,781
Restaurants  0.4%
Yum! Brands, 5.35%, 11/1/43  1,825 1,734
Yum! Brands, 6.875%, 11/15/37  4,210 4,589
6,323
Retail  1.6%
Bath & Body Works, 6.625%,
10/1/30 (1) 7,380 7,564
Bath & Body Works, 6.694%, 1/15/27  340 347
Bath & Body Works, 7.50%, 6/15/29  2,060 2,112
CVS Health, VR, 7.00%, 3/10/55 (9) 9,520 9,872
PetSmart, 7.50%, 9/15/32 (1) 4,210 4,157
Victra Holdings, 8.75%, 9/15/29 (1)
(7) 2,470 2,597
26,649
Satellites  0.2%
Connect Finco, 9.00%, 9/15/29 (1) 3,620 3,769
3,769
Services  5.7%
Albion Financing 1, 7.00%,
5/21/30 (1) 4,820 4,977
Allied Universal Holdco, 6.875%,
6/15/30 (1) 3,300 3,399
Allied Universal Holdco, 7.875%,
2/15/31 (1) 6,192 6,494
Avis Budget Car Rental, 8.00%,
2/15/31 (1)(7) 3,900 4,022
Avis Budget Car Rental, 8.25%,
1/15/30 (1) 2,515 2,606
Axon Enterprise, 6.125%, 3/15/30 (1) 1,400 1,437
Axon Enterprise, 6.25%, 3/15/33 (1) 1,045 1,078
Boost Newco Borrower, 7.50%,
1/15/31 (1) 9,751 10,336
EG Global Finance, 12.00%,
11/30/28 (1) 4,700 5,195
Fortress Intermediate 3, 7.50%,
6/1/31 (1) 2,910 3,052
Herc Holdings, 7.00%, 6/15/30 (1) 2,870 2,978
Loxam, 6.375%, 5/31/29 (EUR) (1) 918 1,113
RB Global Holdings, 6.75%,
3/15/28 (1) 1,685 1,723
RB Global Holdings, 7.75%,
3/15/31 (1) 2,285 2,396
Sabre GLBL, 10.75%, 11/15/29 (1) 6,140 5,963
Sabre GLBL, 11.125%, 7/15/30 (1) 1,437 1,408
Shift4 Payments, 5.50%, 5/15/33
(EUR) (1) 2,215 2,686
Shift4 Payments, 6.75%, 8/15/32 (1) 1,505 1,556
Staples, 10.75%, 9/1/29 (1) 1,860 1,776
TK Elevator U.S. Newco, 5.25%,
7/15/27 (1) 4,780 4,750
UKG, 6.875%, 2/1/31 (1) 16,260 16,768
United Rentals North America,
3.75%, 1/15/32  1,585 1,456
Par/Shares $ Value
(Amounts in 000s)
‡
United Rentals North America,
3.875%, 2/15/31  3,315 3,116
United Rentals North America,
6.125%, 3/15/34 (1) 1,685 1,740
Williams Scotsman, 6.625%,
6/15/29 (1) 1,625 1,666
Williams Scotsman, 7.375%,
10/1/31 (1) 2,117 2,210
95,901
Supermarkets  0.2%
Iceland Bondco, 10.875%, 12/15/27
(GBP) (1) 493 705
Iceland Bondco, FRN, 3M EURIBOR
+ 5.50%, 7.536%, 12/15/27 (EUR) (1) 555 651
Performance Food Group, 6.125%,
9/15/32 (1) 2,720 2,781
4,137
Transportation  0.3%
Genesee & Wyoming, 6.25%,
4/15/32 (1) 2,790 2,832
Watco, 7.125%, 8/1/32 (1) 2,980 3,099
5,931
Utilities  4.7%
AES, VR, 6.95%, 7/15/55 (9) 1,135 1,101
AES, VR, 7.60%, 1/15/55 (9) 545 560
Alpha Generation, 6.75%,
10/15/32 (1) 2,935 3,019
California Buyer, 6.375%, 2/15/32 (1) 3,290 3,298
HA Sustainable Infrastructure Capital,
6.375%, 7/1/34  3,815 3,767
HAT Holdings I, 8.00%, 6/15/27 (1) 3,346 3,463
NRG Energy, 6.25%, 11/1/34 (1) 3,455 3,537
NRG Energy, VR, 10.25% (1)(9)(10) 3,090 3,399
PG&E, VR, 7.375%, 3/15/55 (9) 3,793 3,774
Talen Energy Supply, 8.625%,
6/1/30 (1) 11,214 11,943
TerraForm Power Operating, 5.00%,
1/31/28 (1) 4,956 4,894
TransAlta, 7.75%, 11/15/29  1,185 1,233
Vistra, VR, 7.00% (1)(9)(10) 1,752 1,772
Vistra, VR, 8.00% (1)(9)(10) 10,300 10,506
Vistra, Series C, VR, 8.875% (1)(9)
(10) 7,960 8,657
Vistra Operations, 7.75%,
10/15/31 (1) 8,150 8,649
XPLR Infrastructure Operating
Partners, 7.25%, 1/15/29 (1)(7) 1,405 1,431
XPLR Infrastructure Operating
Partners, 8.375%, 1/15/31 (1)(7) 3,410 3,555
XPLR Infrastructure Operating
Partners, 8.625%, 3/15/33 (1)(7) 1,650 1,737
80,295

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Wireless Communications  0.5%
Rogers Communications, VR, 7.00%,
4/15/55 (9) 7,990 8,200
8,200
Total Corporate Bonds (Cost
$1,497,636) 1,523,794
MUNICIPAL SECURITIES  0.5%
Puerto Rico  0.5%
Puerto Rico Commonwealth, GO,
VR, 11/1/43 (11) 13,501 8,472
Total Municipal Securities (Cost
$7,428) 8,472
PREFERRED STOCKS  0.6%
Financials  0.6%
AH Parent, Series A, Acquisition
Date: 9/27/24, Cost $10,136 (4)(5)(8) 10 10,302
Total Preferred Stocks (Cost
$10,136) 10,302
Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS  1.6%
Money Market Funds  1.6%
T. Rowe Price Government Reserve
Fund, 4.37% (12)(13) 26,877 26,877
Total Short-Term Investments
(Cost $26,877) 26,877
SECURITIES LENDING COLLATERAL  3.2%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 3.2%
Money Market Funds 3.2%
T. Rowe Price Government Reserve
Fund, 4.37% (12)(13) 53,659 53,659
Total Investments in a Pooled
Account through Securities
Lending Program with State Street
Bank and Trust Company 53,659
Total Securities Lending Collateral
(Cost $53,659) 53,659
Total Investments in
Securities 101.8%
(Cost $1,698,527) $ 1,725,236
Other Assets Less Liabilities
(1.8)% (30,370)
Net Assets 100.0% $ 1,694,866
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,339,000 and represents 79.0% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of August 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Non-income producing
(5) Level 3 in fair value hierarchy.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) All or a portion of this security is on loan at August 31, 2025.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $14,302 and represents 0.8% of net assets.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(10) Perpetual security with no stated maturity date.

T. ROWE PRICE Institutional High Yield Fund

.
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(12) Seven-day yield
(13) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
PRIME Prime rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 10/24/25 USD 5,138 GBP 3,806 $ (8)
JPMorgan Chase 10/24/25 GBP 55 USD 74 —
JPMorgan Chase 10/24/25 USD 264 GBP 198 (4)
Standard Chartered 11/21/25 USD 12,417 EUR 10,577 (21)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (33)

T. ROWE PRICE Institutional High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.37% $ — $ — $ 306++
Totals $ —# $ — $ 306+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
8/31/25
T. Rowe Price Government Reserve Fund, 4.37% $ 109,839  ¤  ¤ $ 80,536
Total $ 80,536^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $306 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $80,536.

T. Rowe Price Institutional High Yield Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940
(the 1940 Act). The Institutional High Yield Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. Rowe Price Institutional High Yield Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others,
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,538,820 $ — $ 1,538,820
Bank Loans — 79,870 2,260 82,130
Common Stocks 3,235 — — 3,235
Convertible Preferred Stocks 6,213 — 4,000 10,213
Preferred Stocks — — 10,302 10,302
Short-Term Investments 26,877 — — 26,877
Securities Lending Collateral 53,659 — — 53,659
Total $ 89,984 $ 1,618,690 $ 16,562 $ 1,725,236
Liabilities
Forward Currency Exchange Contracts $ — $ 33 $ — $ 33
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds and Municipal Securities.

T. Rowe Price Institutional High Yield Fund

and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E137-054Q1 08/25